Intangible assets - Impairment tests (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) item	Dec. 31, 2021 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Forecast period	5 years
Goodwill impairment	R$ 0
Decrease in estimated gross margin used in the value-in-use	120.00%
Percentage that would have not resulted in the recognition of an impairment of goodwill by decrease in estimated gross margin used in the value-in-use	12.40%	11.20%
Increase in estimated discount rate applied to the cash flow projections	120.00%
Number of CGUs | item	2
Continuing Education Courses CGU Member
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	R$ 33,009	R$ 18,989
Intangible assets with indefinite useful life	38,301	32,315
Other intangible assets	R$ 4,979	R$ 5,547
Net operating revenue growth rate (as a percent)	0.70%	10.20%
Pre-tax discount rate (as a percent)	10.60%	11.20%
Long-term growth rate (as a percent	3.20%	3.80%
Budgeted gross margin (as a percent)	88.90%	82.50%
Percentage that would have not resulted in the recognition of an impairment of goodwill by decrease in estimated gross margin used in the value-in-use	81.30%	82.50%
On Campus Undergraduate Courses CGU member
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	R$ 431,503	R$ 33,916
Other intangible assets	R$ 11,959	R$ 29,072
Impairment losses			R$ 51,022	R$ 33,537
Net operating revenue growth rate (as a percent)	(19.90%)	13.40%
Pre-tax discount rate (as a percent)	10.60%	11.20%
Long-term growth rate (as a percent	3.20%	3.80%
Budgeted gross margin (as a percent)	35.80%	45.40%
Distance learning undergraduate courses
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	R$ 1,398,077	R$ 285,826
Intangible assets with indefinite useful life	1,414,061	213,406
Other intangible assets	R$ 67,852	R$ 55,893
Net operating revenue growth rate (as a percent)	28.80%	25.90%
Pre-tax discount rate (as a percent)	10.60%	11.20%
Long-term growth rate (as a percent	3.20%	3.80%
Budgeted gross margin (as a percent)	70.80%	68.60%
Percentage that would have not resulted in the recognition of an impairment of goodwill by decrease in estimated gross margin used in the value-in-use	67.40%	68.60%